Fair Value Measurements - Schedule of Change IN Fair Value of the Level 3 Assets (Detail) - Fair Value, Inputs, Level 3 [Member] $ in Thousands	12 Months Ended
Mar. 31, 2022 USD ($)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	$ 0
Fair value of investment in Datavant at recognition date	224,147
Changes in fair value of investment in Datavant, included in net loss	(30,184)
Ending Balance	$ 193,963